Simple Agreement for Future Equity (“SAFE”)	9 Months Ended
Mar. 31, 2023
Simple Agreement for Future Equity (SAFE) [Abstract]
Simple Agreement for Future Equity (“SAFE”)

Note 18. Simple Agreement for Future Equity (“SAFE”)

The Company signed two simple agreements for future equity (referred to as “SAFE” or “SAFEs” in plural), in exchange for the payment by certain investors of the amounts detailed below on or about December 28, 2021. Both SAFEs were signed with two different investors and for the following amounts:

One SAFE was signed with THEO 1 SCSp for the amount of $ 1,500,000, from which $ 1,000,000 was received on January 5, 2022 and $ 500,000 were received on June 30, 2022.

The other SAFE was signed with SERENITY TRADERS LDT. for the amount of $ 500,000, fully received on January 6, 2022.

Both SAFEs give the investors, in exchange for the payment of the mentioned amounts, the right to a variable number of shares on the Company’s Share Capital  subject to the occurrence of a qualified event or a twelve months maturity, whatever happens before, and in the case of a qualified event, specifically the shares of the series of equity securities issued to the investors investing new money in the Company in connection with the closing. These qualified events are defined as Equity Financing of not less than $20,000,000, Change of Control, a Direct Listing, an Initial Public Offering or a De-SPAC Transaction.

As of December 31, 2022, the De-SPAC transaction occurred on December 30, 2022 and defined as a qualified event pursuant the agreement, converted the SAFE in 262,260 shares of the Company at a purchase price on $ 12.10 for a total of $ 3,173,346.

The following table presents the changes in Level 3 financial instruments as of March 31, 2023:

Balance as of June 30, 2022	$2,860,000
Results on the change of Fair Value of the SAFE (i)	313,346
SAFE Capitalization	(3,173,346)
Balance as of March 31, 2023	$-

(i)	The result due to the change in the fair value of the SAFE was included in Financial Income / Expenses.